Significant Acquisition And Equity Transactions (Details 8) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	May. 31, 2014 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2012 CNY (¥)
Acquisition
Carrying value as equity method investment			¥ 4,077	¥ 196		¥ 18,204	¥ 326
The allocation of the purchase price at the date of acquisition
Goodwill			11,793	11,294	$ 6,764	¥ 41,933	¥ 11,436
Total purchase price comprised of:
- cash consideration		¥ 16,291	767	100
User base and customer relationships | Maximum
Total purchase price comprised of:
Estimated amortization periods		6 years
Trade names, trademarks and domain names | Maximum
Total purchase price comprised of:
Estimated amortization periods		12 years
Developed technology and patents | Maximum
Total purchase price comprised of:
Estimated amortization periods		5 years
Non-compete agreements | Maximum
Total purchase price comprised of:
Estimated amortization periods		6 years
One Touch
Acquisition
Percentage owned prior to acquisition (as a percent)	65.00%
Carrying value as equity method investment	¥ 196
The allocation of the purchase price at the date of acquisition
Net assets acquired	105
Goodwill	3,998
Deferred tax liabilities	(232)
Total	4,799
Total purchase price comprised of:
- cash consideration	790
- contingent cash consideration	1,094
- fair value of previously held equity interests	2,915
Total	¥ 4,799
Weighted average amortization period	4 years 6 months
Maximum amount of contingent consideration	¥ 3,420
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition		¥ 2,719
Increase in fair value of contingent consideration		¥ 85	¥ 178	¥ 22
One Touch | Maximum
Total purchase price comprised of:
Estimated amortization periods	5 years
One Touch | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	¥ 25
One Touch | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	196
One Touch | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	4
One Touch | Non-compete agreements
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	¥ 703